Related party transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions
Transactions with Related Parties

EUR’000	H1 2024	H1 2023
Purchases of services from related parties	(4,567)	(5,350)
BW Group Limited (including subsidiaries)	(3,905)	(5,350)
Scorpio Holdings Limited (including subsidiaries)	(662)	-

EUR’000	30 June 2024	31 December 2023
Receivables from related parties at reported period	601	592
Scorpio Holdings Limited (including subsidiaries)	601	592
Payables to related parties at reported period	79	162
BW Group Limited (including subsidiaries)	-	10
Scorpio Holdings Limited (including subsidiaries)	79	152